STOCK OPTIONS (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jul. 14, 2020	Sep. 30, 2021	Dec. 31, 2020
Number of stock options granted	1,800,000		1,800,000
Exercise price		$ 0.48	$ 0.49
Cartwright, Gene
Number of stock options granted			400,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Faupel, Mark
Number of stock options granted			400,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Imhoff, John
Number of stock options granted			50,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Immediate
Black scholes valuation			$ 0.483
James, Michael
Number of stock options granted			50,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Immediate
Black scholes valuation			$ 0.483
Clavijo, James
Number of stock options granted			300,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Battle, Lisa
Number of stock options granted			178,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Sufka, Melissa
Number of stock options granted			178,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Waterstreet, Alesandra
Number of stock options granted			178,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			Vesting
Black scholes valuation			$ 0.483
Wells, William
Number of stock options granted			66,000
Exercise price			$ 0.49
Grant date			Jul. 14, 2020
Expiration date			Jul. 13, 2030
Vesting period			18 months
Black scholes valuation			$ 0.483